(Vanguard S&P Small-Cap 600 Value Index Fund Institutional) (Vanguard S&P Small-Cap 600 Value Index Fund)	12 Months Ended
Aug. 31, 2012
Vanguard S&P Small-Cap 600 Value Index Fund - Institutional Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.04%
Vanguard S&P Small-Cap 600 Value Index Fund - ETF Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.04%